Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 10 Commitments and Contingencies

Employment Agreements - The Company entered into employment agreements with the officers of the Company.

On April 1, 2012, the Company entered into an employment agreement with its Chief Scientific Officer. This agreement provides for an initial salary of $275,000 through December 31, 2012 and a base salary $295,000 thereafter. The Chief Scientific Officer is also entitled to one-time bonuses totaling $275,000 upon achieving certain clinical testing milestones. Furthermore, the Chief Scientific Officer is entitled to an annual performance bonus equal to 40% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. Termination benefits for base salary and certain other benefits are provided for a period of twelve months. On March 26, 2014, we entered into an amended and restated employment agreement which removed the pension benefit owed to the Chief Scientific Officer.

On June 18, 2012, the Company entered into an employment agreement with its Chief Executive Officer. This agreement provides for an initial salary of $230,000 from the effective date of the agreement until the executive commits full time to the Company’s business and his base salary increases to $350,000. The Chief Executive Officer is entitled to one- time bonus of $40,000 upon the close of a Company financing of at least $5,000,000. Furthermore, the Chief Executive Officer is entitled to an annual performance bonus equal to 40% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. The agreement also provides for stock options to purchase 3,500,000 shares of common stock of the Company at an exercise price equal to the fair value of these shares on the date of grant. These options will vest 50% on December 31, 2012 and the remaining shares vest equally over the following thirty-six months of service. Termination benefits for base salary and certain other benefits are provided for a period of six months.
On March 26, 2014, we entered into an amended and restated employment agreement with our Chief Executive Officer. The Amended and Restated Employment Agreement provides, among other things, for: (i) an increase in Mr. Elam’s base salary from $230,000 to $390,000; (ii) a termination of the bonus due to Mr. Elam under the Employment Agreement upon the Company raising at least $5,000,000 in an equity financing; and (iii) a termination of the car allowance granted to Mr. Elam under the Employment Agreement.

Advisory Agreement - On July 2, 2012, the Company entered into an advisory agreement whereby the Company receives services including, but not limited to finance and strategy, clinical design, project management and portfolio assessment. The Company agreed to pay a monthly retainer in the amount of $9,000 per month to cover general and administrative matters plus an hour fee ranging from $100 to $700 per hour for additional services provided.

Consulting Agreements – On March 31, 2014, the Company entered into a services agreement whereby the Company receives assistance with investor relations relating to digital strategy, website and investor materials, market awareness and other services. The compensation for these services will be 500,000 shares of common stock to be issued over a twelve-month period.

On April 1, 2014, the Company entered into a services agreement whereby the Company receives assistance with strategic media placement, third –party research, e-mail blasts and media buys to generate awareness of the Company. The Company agreed to pay $20,000 per month plus expenses for these services through March 31, 2015, and can be renewed on a monthly basis at that point in time.

Legal Matters - From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of March 31, 2014, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations. There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholders, is an adverse party or has a material interest adverse to our interest.

Note 11 Commitments and Contingencies

Employment Agreements - The Company entered into employment agreements with the officers of the Company.

On April 1, 2012, the Company entered into an employment agreement with its Executive Chairman. This agreement provides for a limited initial salary of $250,000. This salary is raised to the base salary of $325,000 when the Company raises an aggregate of five million dollars in financing. In addition to the salary, the Executive Chairman is entitled to an annual performance bonus equal to 30% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. The agreement also provides for stock options to purchase 5% of the shares of common stock of the Company calculated on a fully diluted basis, assuming conversion of all exercisable and convertible securities, at an exercise price equal to the fair value of these shares on the date of grant. These options will vest 50% on December 31, 2012 and the remaining shares vest equally over the following thirty-six months of service. The grant of these stock options is contingent upon the Company’s formal adoption of a stock option plan. Termination benefits for base salary and certain other benefits are provided for a period of up to twelve months.

On April 1, 2012, the Company entered into an employment agreement with its Chief Scientific Officer. This agreement provides for an initial salary of $275,000 through December 31, 2012 and a base salary $295,000 thereafter. The Chief Scientific Officer is also entitled to one-time bonuses totaling $275,000 upon achieving certain clinical testing milestones. Furthermore, the Chief Scientific Officer is entitled to an annual performance bonus equal to 40% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. Termination benefits for base salary and certain other benefits are provided for a period of twelve months.

On June 18, 2012, the Company entered into an employment agreement with its Chief Executive Officer. This agreement provides for an initial salary of $230,000 from the effective date of the agreement until the executive commits full time to the Company’s business and his base salary increases to $350,000. The Chief Executive Officer is entitled to one- time bonus of $40,000 upon the close of a Company financing of at least $5,000,000. Furthermore, the Chief Executive Officer is entitled to an annual performance bonus equal to 40% of his base salary beginning in calendar 2013 based on criteria set by the Board of Directors in its sole discretion. The agreement also provides for stock options to purchase 583,334 shares of common stock of the Company at an exercise price equal to the fair value of these shares on the date of grant. These options vested 50% on December 31, 2012 and the remaining shares will vest equally over the following thirty-six months of service. Termination benefits for base salary and certain other benefits are provided for a period of six months.

Advisory Agreement - On July 2, 2012, the Company entered into an advisory agreement whereby the Company receives services including, but not limited to finance and strategy, clinical design, project management and portfolio assessment. The Company agreed to pay a monthly retainer in the amount of $9,000 per month to cover general and administrative matters plus an hour fee ranging from $100 to $700 per hour for additional services provided.

Consulting Agreement - On July 1, 2012, the Company entered into a consulting agreement whereby the Company received services including, but not limited to, serving on the board of directors as lead independent director, assisting in efforts to obtain funding and assisting in business development. The Company agreed to pay a monthly retainer of $9,000 per month for these services.

Legal Matters - From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of June 30, 2013, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations. There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholders, is an adverse party or has a material interest adverse to our interest.